FINANCIAL INSTRUMENTS - Valuation Inputs and Relationships to Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets	$ 641,959	$ 656,349
Total liabilities	$ 308,547	249,371
Level 3 of fair value hierarchy | Change of control probability | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in input	15.00%
Level 3 of fair value hierarchy | Change of control probability | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in input	35.00%
Level 3 of fair value hierarchy | At fair value | Change of control probability
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in input	25.00%
Orion | Level 3 of fair value hierarchy | Silver Purchase Agreement - silver price derivative
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets		0
Orion | Level 3 of fair value hierarchy | Gold Prepay Agreement - gold price derivative
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets		$ 0
Orion | Level 3 of fair value hierarchy | Commodity Price
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Decrease in input	(10.00%)
Increase in input	10.00%
Orion | Level 3 of fair value hierarchy | Commodity Price | Silver Purchase Agreement - silver price derivative
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets	$ 1,898
Increase (decrease) due to possible decrease in input	4,638
Increase (decrease) due to possible increase in input	(4,638)
Orion | Level 3 of fair value hierarchy | Commodity Price | Gold Prepay Agreement - gold price derivative
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets	2,916
Increase (decrease) due to possible decrease in input	4,208
Increase (decrease) due to possible increase in input	(4,208)
Orion | Level 3 of fair value hierarchy | Change of control probability | Conversion and change of control rights
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) due to increase in unobservable input	327
Orion | Level 3 of fair value hierarchy | At fair value | Change of control probability | Conversion and change of control rights
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total liabilities	(27,029)
Sprott | Level 3 of fair value hierarchy | Change of control probability | Conversion and change of control rights
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) due to possible increase in input	(62)
Increase (decrease) due to increase in unobservable input	62
Sprott | Level 3 of fair value hierarchy | At fair value | Change of control probability | Conversion and change of control rights
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total liabilities	$ (5,299)